Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Supplement dated July 2, 2019 to the
Statutory Prospectus
dated February 28, 2019

Effective June 30, 2019, Mike McGarr has retired from Becker Capital Management and will no longer serve as a Portfolio Manager to the Fund.

Effective June 30, 2019, Blake Howells, CFA, CFP® has been added to the Becker Value Equity Fund investment team as a Portfolio Manager and Analyst. Blake joined Becker Capital in 1998. As Chief Investment Officer, Blake helps oversee the company’s investment process, manages portfolios, and is an equity analyst. Prior to joining the firm, Blake was a Vice President with U.S. Bancorp’s National Accounts Division.

Accordingly, the following changes are made to the statutory prospectus, effective immediately.

The following table replaces the Portfolio Manager table on page 5 of the prospectus:

Name	Title with Becker Capital Management	Managed the Fund Since

Marian Kessler	Portfolio Manager and Analyst	2005
Steve Laveson	Portfolio Manager and Analyst	Inception (2003)
Patrick E. Becker, Jr.	Portfolio Manager and Analyst	Inception (2003)
Andy Murray, CFA	Portfolio Manager and Analyst	2014
Thomas (T.J.) McConville	Portfolio Manager and Analyst	2014
Sid Parakh	Portfolio Manager and Analyst	2016
Blake Howells, CFA, CFP®	Portfolio Manager and Analyst	2019

The following table replaces the information on page 9 of the Prospectus.

Portfolio Manager/Analyst	Length of Service with the Fund	Business Experience During the Past Five Years
Marian Kessler	Since 2005
Ms. Kessler joined the Advisor in 2004 and has over 33 years of experience as an investment professional. Prior to joining the Advisor, Ms. Kessler was a senior analyst and portfolio manager at IDS/American Express, Safeco Asset Mgt, and Crabbe Huson. She graduated Phi Beta Kappa and magna cum laude from Carleton College with a B.A. in English Literature. She received her MBA in Finance from Northwestern University’s Kellogg Graduate School of Management.

Portfolio Manager/Analyst	Length of Service with the Fund	Business Experience During the Past Five Years
Steve Laveson	Since Inception in 2003
Mr. Laveson joined the Advisor in 1995 and has over 50 years of experience as an investment professional. Prior to joining the Advisor, Mr. Laveson was a senior analyst and portfolio manager with Crabbe Huson, Neuberger & Berman, Rosenkranz, Ehrenkrantz, Lyon & Ross and Montgomery Securities. He graduated with a B.S. in Chemical Engineering from Massachusetts Institute of Technology and a Master’s in Economics from University of California, Santa Barbara.

Patrick E. Becker, Jr.	Since Inception in 2003
Mr. Becker joined the Advisor in 1996 and has over 25 years of experience as an investment professional. Prior to joining the Advisor, Mr. Becker was Vice President for Grove Securities. Mr. Becker received a B.A. in Business Administration from the University of Portland.

Andy Murray, CFA	Since 2014
Mr. Murray joined the Advisor in 2013 and has over 16 years of experience as an investment professional. Prior to joining the Advisor, Mr. Murray most recently served as a senior member of the North American Equities team at Alliance Trust, PLC and covered a variety of industries. He received a M.A. from University of Edinburgh.

Thomas (T.J.) McConville	Since 2014
Mr. McConville joined the Advisor in 2013 and has over 10 years of experience as an investment professional. Prior to joining the Advisor, T.J. served as a Senior Research Associate at Raymond James and Associates covering the consumer sector from 2008 to 2013. Prior to that, he covered a variety of industries at Raymond James. Mr. McConville graduated from Florida Southern College with a dual degree in Economics and Finance and received a M.B.A. from University of Florida.

Sid Parakh	Since 2016
Mr. Parakh joined the Advisor in 2015 and has nearly fifteen years of investment industry experience. Prior to joining the firm, Mr. Parakh headed the Value Equity Research team within the Wealth Management division at Robert W. Baird (through its acquisition of McAdams Wright Ragen). Mr. Parakh started his career as a trader on the Indian stock market. Mr. Parakh received his B.E. in Chemical Engineering from Pune, India. He received his MBA from Willamette University.

Blake Howells, CFA, CFP®	Since 2019
Blake joined Becker Capital in 1998. He helps oversee the company’s investment process, manages portfolios, and is an equity analyst. Prior to joining the firm, Blake was a Vice President with U.S. Bancorp’s National Accounts Division. He currently is the Chair of the Board of Directors for the Providence Childrens Health Foundation. B.S., University of Oregon.

Please retain this Supplement with the Prospectus.

Becker Value Equity Fund

Retail Class: BVEFX
Institutional Class: BVEIX

Supplement dated July 2, 2019 to the
Statement of Additional Information (“SAI”)
dated February 28, 2019

The following changes are effective June 30, 2019:

Blake Howells, CFA, CFP® has been added to the Becker Value Equity Fund investment team as a Portfolio Manager and Analyst effective June 30, 2019.

All mentions of Mike McGarr are removed from the SAI. The following information has been added to the section entitled “About the Portfolio Managers” on page 19 and the table presented on pages19 and 20 of the SAI:

About the Portfolio Managers

The Fund is managed by a portfolio management team including Marian Kessler, Steve Laveson, Patrick Becker, Jr., Andy Murray, Thomas (T.J.) McConville, Sid Parakh and Blake Howells (collectively referred to as the “Portfolio Managers”). As of October 31, 2018, the Portfolio Managers were responsible for the management of the following types of accounts in addition to the Fund. (Information for Blake Howells is presented as of June 27, 2019.)

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Marian Kessler	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 89	Investment Companies: $318 million Pooled Investment Vehicles: 0 Other Accounts: $875 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Steve Laveson	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 89	Investment Companies: $318 million Pooled Investment Vehicles: 0 Other Accounts: $875 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Patrick Becker, Jr.	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 323	Investment Companies: $318 million Pooled Investment Vehicles: 0 Other Accounts: $819 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0

Portfolio Manager	Total Accounts By Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Andy Murray	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 94	Investment Companies: $318 million Pooled Investment Vehicles: 0 Other Accounts: $890 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Thomas (T.J.) McConville	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 219	Investment Companies: $318 million Pooled Investment Vehicles: 0 Other Accounts: $1,312 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Sid Parakh	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 107	Investment Companies: $430 million Pooled Investment Vehicles: 0 Other Accounts: $1,243 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
Blake Howells*	Investment Companies: 1 Pooled Investment Vehicles: 0 Other Accounts: 200	Investment Companies: $322 million Pooled Investment Vehicles: 0 Other Accounts: $734 million	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0	Investment Companies: 0 Pooled Investment Vehicles: 0 Other Accounts: 0
*Blake Howells joined the Fund in 2019; accordingly, his account management information is as of June 27, 2019.

The following table replaces the information on page 20 of the SAI:

Portfolio Manager	Dollar Range of Equity Securities in the Fund
Marian Kessler	$500,001 - $1,000,000
Steve Laveson	$100,001 - $500,000
Patrick Becker, Jr.	Over $1,000,000
Andy Murray	$100,001 - $500,000
T.J. McConville	$100,001 - $500,000
Sid Parakh	$10,001 - $50,000
Blake Howells	Over $1,000,000

Please retain this Supplement with the SAI.